Short-term and Long-term Debt (Schedule of Maturities of Long-term Debt) (Details) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Short-term and Long-term Debt
2013	¥ 365,195
2014	261,268
2015	381,389
2016	97,180
Thereafter	195,279
Long-term debt noncurrent	¥ 1,300,311	¥ 1,611,962